Asbestos - Central Estimates, Net of Insurance Recoveries (Detail) In Millions, unless otherwise specified	Mar. 31, 2015 Discounted & Inflated [Member] USD ($)	Mar. 31, 2015 Discounted & Inflated [Member] AUD	Mar. 31, 2015 Undiscounted but Inflated [Member] USD ($)	Mar. 31, 2015 Undiscounted but Inflated [Member] AUD	Mar. 31, 2015 Undiscounted and Uninflated [Member] USD ($)	Mar. 31, 2015 Undiscounted and Uninflated [Member] AUD
Asbestos Claims [Line Items]
Central Estimate, net of insurance recoveries	$ 1,636	2,143	$ 2,094	2,743	$ 1,196	1,566